PROPERTY, PLANT AND EQUIPMENT - Movements for materials and PP&E (Details) - ARS ($) $ in Millions	12 Months Ended
	Dec. 31, 2020	Dec. 31, 2019
Movements in impairment of materials and PP&E
Property, plant and equipment at beginning of year	$ 334,903
Property, plant and equipment at end of year	320,863	$ 334,903
Materials | Allowance for obsolescence and impairment of materials
Movements in impairment of materials and PP&E
Property, plant and equipment at beginning of year	(2,049)	(753)
Additions	(562)	(1,296)
Currency translation adjustments	7
Property, plant and equipment at end of year	(2,604)	(2,049)
Materials | Allowance for obsolescence of inventories
Movements in impairment of materials and PP&E
Property, plant and equipment at beginning of year	(2,049)
Property, plant and equipment at end of year	(2,604)	(2,049)
PP&E | Allowance for obsolescence of inventories
Movements in impairment of materials and PP&E
Property, plant and equipment at beginning of year	(1,092)	(697)
Additions	(901)	(395)
Uses	1,181
Property, plant and equipment at end of year	$ (812)	$ (1,092)